Pensions and post-retirement benefits - Contributions paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Of which relates to UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 1,785	£ 955	£ 748